STOCK-BASED PAYMENT ARRANGEMENTS	6 Months Ended
Jun. 30, 2026
Share-Based Payment Arrangement [Abstract]
STOCK-BASED PAYMENT ARRANGEMENTS
7.	STOCK-BASED PAYMENT ARRANGEMENTS

A.	Description of stock-based payment arrangements

Stock option plan (equity-settled)

The Company maintains equity-settled stock-based compensation plans under which stock options, restricted stock units, and other stock-based awards may be granted to directors, officers, employees, agents, and other service providers, including independent contractors, of the Company.

On August 20, 2020, the Company established an amended and restated stock option plan (the “Stock Option Plan”) that entitles key management personnel and employees to purchase shares in the Company. Under the Stock Option Plan, holders of vested Options are entitled to purchase Common Shares for the exercise price as determined at the grant date.

On August 20, 2020, the Company established a Restricted Share Unit Plan (the “RSU Plan”), which provides for the issuance of RSUs to participants.

THE REAL BROKERAGE INC.

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE PERIOD ENDED June 30, 2026 AND 2025

UNAUDITED

On February 26, 2022, the Company established an omnibus incentive plan (the “Omnibus Incentive Plan”), which was approved by shareholders on June 13, 2022. The Omnibus Incentive Plan provides for the issuance of RSUs and stock options, subject to an overall limit of up to 20% of the issued and outstanding Common Shares as of the applicable award date thereof (being 35.6 million Common Shares, less RSUs and Options outstanding under other equity incentive plans) to be issued as RSUs or Options to directors, officers, employees, and consultants of the Company.

On July 13, 2022, the Company adopted an amended and restated omnibus incentive plan (the “A&R Plan”), which was approved by shareholders on June 9, 2023. Under the A&R Plan, the maximum number of Common Shares issuable pursuant to outstanding options at any time was limited to 15% of the aggregate number of issued and outstanding Common Shares as of the applicable award date less the number of Common Shares issuable pursuant to Options under the A&R Plan or any other security-based compensation arrangement of the Company. The A&R Plan also authorized the issuance of up to 70,000,000 RSUs. The RSU limit is separate and distinct from the maximum number of Common Shares reserved for issuance pursuant to Options under the A&R Plan.

On April 14, 2025, the Company adopted the 2025 Stock Incentive Plan (the “2025 Plan”), which was approved by shareholders on May 30, 2025. The 2025 Plan authorizes the issuance of up to 50,000,000 Common Shares for stock-based compensation awards, and other stock-based awards. As of June 30, 2026, 16,572,881 shares remain available for issuance under the 2025 plan.

The Company has adopted a series of security-based incentive plans over time, with each new plan superseding the prior plan for purposes of future grants. Accordingly, no further awards may be granted under the RSU Plan, the Stock Option Plan, the Omnibus Incentive Plan or the A&R Plan following the adoption of the applicable successor plan. Notwithstanding the foregoing, each such plan continues to govern previously granted awards thereunder.

B.	Measurement of fair value

The fair value of the Options has been measured using the Black-Scholes option pricing model. The Black-Scholes model requires management to make certain assumptions, including the expected life of the stock options, expected volatility, and risk-free interest rate. Service and non-market performance conditions attached to the awards are not considered in measuring fair value.

There were no stock options granted for the three and six months ended June 30, 2026.

Expected volatility has been based on an evaluation of historical volatility of the Company’s share price.

C.	Reconciliation of outstanding stock options

The following table outlines the number of Options (in thousands) and weighted-average exercise price:

	As of
	June 30, 2026		June 30, 2025
	Number of Options	Weighted- Average Exercise Price	Number of Options	Weighted- Average Exercise Price
Outstanding at beginning of year	10,704	$1.32	14,991	$1.09
Granted	—	—	15	5.10
Forfeited/ Expired	(189)	0.13	(35)	0.84
Exercised	(182)	0.78	(1,234)	0.62
Outstanding at end of period	10,333	$1.37	13,737	$1.14
Exercisable at end of period	9,272	$1.32	11,345	$1.04

The Options outstanding as of June 30, 2026, had a weighted average exercise price of $1.37 (June 30, 2025: $1.14) and a weighted-average remaining contractual life of 5.5 years (June 30, 2025: 6.2 years).

D.	Restricted share units

The Company grants restricted share units to agents, employees, and other service providers under its stock-based payment arrangements. Each RSU entitles the holder to receive one Common Share upon vesting and may be settled in Common Shares or, at the Company’s discretion, in cash. RSUs are historically (and expected to be) settled in Common Shares and therefore classified as equity awards.

THE REAL BROKERAGE INC.

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE PERIOD ENDED June 30, 2026 AND 2025

UNAUDITED

RSUs are subject to service-based vesting conditions and, in certain cases, performance-based vesting conditions. Stock-based compensation expense for RSUs is recognized over the applicable vesting period based on the grant-date fair value of the award and the estimated number of RSUs expected to vest, with a corresponding increase to additional paid-in capital. RSUs that do not vest are forfeited.

Agent RSUs

The Company grants RSUs to agents through multiple stock-based payment arrangements that are designed to support agent retention, production, and engagement. Agent RSUs are subject to service-based vesting conditions and are forfeited if the applicable vesting conditions are not satisfied. The Company recognizes expense from the issuance of these RSUs during the applicable vesting period based on the grant-date fair value of the award and the estimated number of RSUs expected to vest, with a corresponding increase in additional paid-in capital.

Agent Purchase Program RSUs

Under the Company’s agent stock purchase program (“Agent Purchase Program”), agents may acquire RSUs using a portion of their commission that is withheld by the Company. RSUs acquired under this program are not subject to forfeiture and are settled after a year from the date of grant. Stock-based compensation expense related to these RSUs is recognized in the period in which the RSUs are granted and is classified within cost of sales, with a corresponding increase to equity.

Bonus RSUs Related to the Agent Purchase Program RSUs

As an incentive to participate in the Agent Purchase Program and remain with the Company following the purchase, the Company grants incentive-based RSUs (“Bonus RSUs”). Bonus RSUs vest one year from the grant date and are subject to forfeiture if the applicable service conditions are not satisfied. The number of Bonus RSUs granted is determined as a percentage of commissions withheld under the Agent Purchase Program, with the applicable percentage dependent on whether the agent has reached their contractual commission cap. Stock-based compensation expense related to Bonus RSUs is recognized over the vesting period and is classified within marketing expense.

Production- and Service-Based Agent RSUs

The Company also grants RSUs to agents in connection with achieving specified production milestones, attracting and retaining productive agents, and making defined contributions to the Company’s agent community. These awards include, among others, production-based Elite awards, capping awards, attracting awards, and cultural or service-based awards. Such RSUs generally vest over a period of up to three years and are subject to forfeiture if vesting conditions are not met. Stock-based compensation expense related to these awards is recognized over the vesting period and is classified within marketing expense.

Employee RSUs

RSUs granted to full-time employees (“FTEs”) are generally subject to service-based vesting conditions and typically vest over a four-year period. Stock-based compensation expense related to employee RSUs is recognized over the vesting period and is classified within general and administrative, research and development, or marketing expense based on the employee’s functional department.

Performance-Based RSUs

The Company also grants performance-based RSUs that vest upon the achievement of specified performance conditions. Stock-based compensation expense for performance-based RSUs is recognized over the vesting period based on the grant date fair value of the award and the number of awards expected to vest, which is reassessed at each reporting period based on the probability that the performance conditions will be achieved. If it is determined that the performance conditions will not be met, previously recognized compensation expense is reversed. As of June 30, 2026, there are 1.1 million performance-based RSUs outstanding and the achievement of the applicable performance conditions was not considered probable. Therefore, no compensation expense was recognized for these awards.

THE REAL BROKERAGE INC.

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE PERIOD ENDED June 30, 2026 AND 2025

UNAUDITED

RSU Activity

The following table illustrates the Company’s stock activity (in thousands of units) for the RSUs under its equity plan. Once fully vested, awards are either settled in stock or the equivalent cash value, as determined at the Company’s discretion. RSUs are historically and expected to be equity-settled and therefore are classified as equity awards.

Restricted Share Units
Balance at, December 31, 2024	24,619
Granted	20,022
Vested and Issued	(13,110)
Forfeited	(4,139)
Balance at, December 31, 2025	27,392
Granted	22,139
Vested and Issued	(7,540)
Forfeited	(886)
Balance at, June 30, 2026	41,105

Stock-Based Compensation Expense

The following tables provide a detailed breakdown of the stock-based compensation expense (in thousands) as reported in the interim condensed consolidated statements of comprehensive loss.

	For the Three Months Ended
	June 30, 2026			June 30, 2025
	Options Expense	RSU Expense	Total	Options Expense	RSU Expense	Total
Cost of Sales – Agent Stock-Based Compensation	$—	$14,462	$14,462	$—	$12,260	$12,260
Marketing Expenses – Agent Stock-Based Compensation	38	4,674	4,712	56	3,422	3,478
Marketing Expenses – FTE Stock-Based Compensation	-	35	35	-	43	43
Research and Development – FTE Stock-Based Compensation	-	455	455	2	298	300
General and Administrative – FTE Stock-Based Compensation	79	2,061	2,140	209	1,505	1,714
Total Stock-Based Compensation	$117	$21,687	$21,804	$267	$17,528	$17,795

	For the Six Months Ended
	June 30, 2026			June 30, 2025
	Options Expense	RSU Expense	Total	Options Expense	RSU Expense	Total
Cost of Sales – Agent Stock-Based Compensation	$—	$24,065	$24,065	$—	$20,202	$20,202
Marketing Expenses – Agent Stock-Based Compensation	82	9,001	9,083	125	6,468	6,593
Marketing Expenses – FTE Stock-Based Compensation	-	49	49	-	83	83
Research and Development – FTE Stock-Based Compensation	-	748	748	3	602	605
General and Administrative – FTE Stock-Based Compensation	186	4,674	4,860	462	2,557	3,019
Total Stock-Based Compensation	$268	$38,537	$38,805	$590	$29,912	$30,502

THE REAL BROKERAGE INC.

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE PERIOD ENDED June 30, 2026 AND 2025

UNAUDITED